UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2008
                                                 ---------------------

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Cedar Hill Capital Partners, LLC
            ----------------------------------------
Address:        445 Park Avenue, 5th Floor
            ----------------------------------------
                New York, New York 10022
            ----------------------------------------

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Frank J. Paone
            ----------------------------------------
Title:          Chief Financial Officer
            ----------------------------------------
Phone:          (212) 201-5805
            ----------------------------------------

Signature, Place, and Date of Signing:

/s/ Frank J. Paone                    New York, NY                 5/14/2008
-----------------------------       ------------------          ---------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                          ------------
Form 13F Information Table Entry Total:        45
                                          ------------
Form 13F Information Table Value Total:      493,998
                                          ------------
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.



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                                                           FORM 13F INFORMATION TABLE

      Column 1                 Column 2      Column 3   Column 4          Column 5          Column 6    Column 7       Column 8
---------------------------  ------------  ----------  ----------  ----------------------  ----------  ---------  ------------------
NAME OF                        TITLE OF                  VALUE     SHARES/     SH/   PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
ISSUER                          CLASS        CUSIP      (x1000)    PRN AMT     PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
---------------------------  ------------  ----------  ----------  --------  ------  ----  ----------  ---------  ----- ------  ----
ACUITY BRANDS INC                COM        00508Y102     4,853     113,000    SH             SOLE               113,000

ALLIANCE DATA SYSTEMS CORP       COM        018581108   134,629   2,833,700    SH             SOLE             2,833,700

AMBAC FINL GROUP INC             COM        023139108        86      15,000    SH             SOLE                15,000

                                 SPON
AMERICA MOVIL SAB DE CV       ADR L SHS     02364W105    16,519     259,372    SH             SOLE               259,372

AMERICAN FINL GROUP INC
 OHIO                            COM        025932104     6,410     250,800    SH             SOLE               250,800

AMERICREDIT CORP CMN             COM        03060R101    12,062   1,197,789    SH             SOLE             1,197,789

ANNALY CAP MGMT INC              COM        035710409    19,135   1,249,021    SH             SOLE             1,249,021

BANKRATE INC                     COM        06646V108     9,230     185,000    SH             SOLE               185,000

CDN IMPERIAL BK OF
 COMMERCE                        COM        136069101     9,660     150,000    SH             SOLE               150,000

CARMAX INC                       COM        143130102     3,354     172,700    SH             SOLE               172,700

CENTEX CORP                      COM        152312104     8,362     345,387    SH             SOLE               345,387

CIT GROUP INC                    COM        125581108    30,514   2,575,000    SH             SOLE             2,575,000

CME GROUP INC                    COM        12572Q105     4,691      10,000    SH             SOLE                10,000

CNA FINL CORP                    COM        126117100    15,469     599,800    SH             SOLE               599,800

COMERICA INC                     COM        200340107     1,754      50,000    SH             SOLE                50,000

DEERFIELD CAPITAL CORP           COM        244331104     1,245     883,070    SH             SOLE               883,070

DOLLAR FINL CORP                 COM        256664103    14,123     614,029    SH             SOLE               614,029

DRYSHIPS INC                     COM        Y2109Q101    10,868     181,400    SH             SOLE               181,400

FEDERATED INVS INC             CLASS B      314211103    25,454     649,988    SH             SOLE               649,988

FIRST AMERN CORP                 COM        318522307     4,049     119,300    SH             SOLE               119,300

FIRST CASH FINL SVCS INC         COM        31942D107     3,054     295,600    SH             SOLE               295,600

FIRSTFED FINL CORP               COM        337907109     1,694      62,400    SH             SOLE                62,400

HANOVER INS GROUP INC            COM        410867105    16,179     393,278    SH             SOLE               393,278

INVESCO LTD                      COM        G491BT108     2,436     100,000    SH             SOLE               100,000

INVESTOOLS INC                   COM        46145P103     7,144     650,000    SH             SOLE               650,000

IPC HLDGS LTD                    COM        G4933P101     1,932      69,000    SH             SOLE                69,000

JANUS CAP GROUP INC CMN          COM        47102X105     4,072     175,000    SH             SOLE               175,000

JEFFERIES GROUP INC (NEW)        COM        472319102       887      55,000    SH             SOLE                55,000

JONES LANG LASALLE INC           COM        48020Q107     5,130      66,328    SH             SOLE                66,328


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

                                                           FORM 13F INFORMATION TABLE

      Column 1                 Column 2      Column 3   Column 4          Column 5          Column 6    Column 7       Column 8
---------------------------  ------------  ----------  ----------  ----------------------  ----------  ---------  ------------------
NAME OF                        TITLE OF                  VALUE     SHARES/     SH/   PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
ISSUER                          CLASS        CUSIP      (x1000)    PRN AMT     PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
---------------------------  ------------  ----------  ----------  --------  ------  ----  ----------  ---------  ----- ------  ----
LENNAR CORP                    CLASS A      526057104     2,822     150,000    SH             SOLE               150,000

MAGUIRE PPTYS INC                COM        559775101       288      20,100    SH             SOLE                20,100

MARKETAXESS HLDGS INC            COM        57060D108     3,593     361,500    SH             SOLE               361,500

MAX CAPITAL GROUP INC            COM        G6052F103     6,942     265,045    SH             SOLE               265,045

MBIA INC                         COM        55262C100     9,868     807,561    SH             SOLE               807,561

NELNET INC                     CLASS A      64031N108    26,096   2,220,900    SH             SOLE             2,220,900

MERRILL LYNCH & CO INC           PUT        590188958     3,525      10,000    SH    PUT      SOLE                10,000

NYMEX HOLDINGS INC CMN           COM        62948N104     9,063     100,000    SH             SOLE               100,000

PENSON WORLDWIDE INC             COM        709600100     3,089     334,643    SH             SOLE               334,643

PLATINUM UNDERWRITERS
 HLDGS L                         COM        G7127P100     9,576     295,000    SH             SOLE               295,000

RENAISSANCE RE
 HOLDINGS LTD                    COM        G7496G103     3,893      75,000    SH             SOLE                75,000

SPDR SERIES TRUST S&P
 HOMEBUILDERS ETF                ETF        78464A888    12,797     590,000    SH             SOLE               590,000

TELECOMMUNICATION SYS INC      CLASS A      87929J103     2,115     671,561    SH             SOLE               671,561

TRADESTATION GROUP INC           COM        89267P105     5,707     669,859    SH             SOLE               669,859

WESTERN UN CO                    COM        959802109     4,275     201,000    SH             SOLE               201,000

WHITE MTNS INS GROUP LTD         COM        G9618E107    15,354      31,988    SH             SOLE                31,988

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